Accounts payable for business combination - Vasta Platform (Successor) (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in accounts payable for business combination
Opening balance	R$ 10,941	R$ 10,708
Interest adjustment	1,568	52
Closing balance	48,055	10,941	R$ 10,708
Vasta Platform (Successor)
Reconciliation of changes in accounts payable for business combination
Opening balance	R$ 10,941	10,708	10,589
Interest adjustment		233	119
Closing balance		R$ 10,941	R$ 10,708